Document and Entity Information	Dec. 09, 2016
Prospectus:
Document Type	497
Document Period End Date	Dec. 09, 2016
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Dec. 09, 2016
Document Effective Date	Dec. 09, 2016
Prospectus Date	Apr. 29, 2016
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MSACX
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MSIBX